Note 25 - Post-employment and other employee benefit commitments - Disclosure Of Details (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure Of Defined Benefit Plans Line Items
Description Of Asset liability Matching Strategies Used By Plan Or Entity To Manage Risk	Pensions benefits are paid by the insurance companies with whom BBVA has insurance contracts and to whom all insurance premiums have been paid. The premiums are determined by the insurance companies using “cash flow matching” techniques to ensure that benefits can be met when due, guaranteeing both the actuarial and interest rate risk.
Spain [Member]
Disclosure Of Defined Benefit Plans Line Items
Description Of Type Of Plan	pension and death benefit commitments
Description Of Regulatory Framework In Which Plan Operates	local regulation
Description Of Effect Of Regulatory Framework On Plan	must be funded, either through a qualified pension plan or an insurance contract.
Mexico [Member]
Disclosure Of Defined Benefit Plans Line Items
Description Of Type Of Plan	defined benefit plan for employees hired prior to 2001. Other employees participate in a defined contribution plan.
Description Of Regulatory Framework In Which Plan Operates	local regulation.
Description Of Effect Of Regulatory Framework On Plan	External funds/trusts have been constituted locally to meet benefit payments
USA [Member]
Disclosure Of Defined Benefit Plans Line Items
Description Of Type Of Plan	two defined benefit plans
Description Of Regulatory Framework In Which Plan Operates	local regulation.
Description Of Effect Of Regulatory Framework On Plan	External funds/trusts have been constituted locally to fund the plans
Turkey [Member]
Disclosure Of Defined Benefit Plans Line Items
Description Of Type Of Plan	single umbrella Social Security system
Description Of Regulatory Framework In Which Plan Operates	local regulatory
Description Of Effect Of Regulatory Framework On Plan	external pension funds
Amounts Pending To Be Transferred To Social Security	€ 228